Subsequent Events - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Millions				3 Months Ended
	May. 03, 2016 USD ($)	May. 03, 2016 EUR (€)	Apr. 15, 2016 USD ($)	Mar. 31, 2016 USD ($)	Apr. 21, 2016 $ / shares	Apr. 15, 2016 € / shares
Subsequent Event [Line Items]
Dividend declared amount				$ 1,000,000
Dividends payable, date declared				Apr. 15, 2016
Dividends payable, date to be paid				May 03, 2016
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend declared per share | (per share)					$ 0.1476	€ 0.13
Dividend declared amount	$ 201,000,000	€ 177
Maximum authorized percentage to repurchase common shares under stock buyback program			10.00%
Term of common shares buyback program			18 months
Stock Repurchase Program Start Date			Apr. 15, 2016
Stock repurchase program expiration date			Oct. 14, 2017
Maximum treasury stock authorized for cancellation			$ 80,000,000